Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended		5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended		11 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended		17 Months Ended	18 Months Ended	22 Months Ended	28 Months Ended	34 Months Ended	40 Months Ended	46 Months Ended	52 Months Ended	58 Months Ended
	Jan. 31, 2025	Jan. 22, 2025	Sep. 30, 2021	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jan. 31, 2022	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Jul. 31, 2022	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Jan. 31, 2023	Jun. 30, 2026	Jul. 31, 2026	Jul. 31, 2023	Jan. 31, 2024	Jul. 31, 2024	Jan. 31, 2025	Jul. 31, 2025	Jan. 31, 2026	Jul. 31, 2026
FolioBeyond Alternative Income and Interest Rate Hedge ETF
Account Value [Line Items]
Accumulated Value			$ 10,000					$ 11,223							$ 12,214							$ 12,859			$ 14,150	$ 14,599	$ 16,145	$ 17,670	$ 18,163	$ 18,382	$ 19,253
FolioBeyond Enhanced Fixed Income Premium ETF
Account Value [Line Items]
Accumulated Value	$ 10,035	$ 10,000		$ 10,109	$ 10,045	$ 9,976	$ 9,975		$ 10,096	$ 10,099	$ 10,234	$ 10,263	$ 10,331	$ 10,441		$ 10,516	$ 10,535	$ 10,574	$ 10,475	$ 10,679	$ 10,671		$ 10,725	$ 10,735
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,040	$ 10,000	10,000	$ 10,261	$ 10,264	$ 10,305	$ 10,231	9,786	$ 10,388	$ 10,361	$ 10,485	$ 10,599	$ 10,665	$ 10,732	9,185	$ 10,716	$ 10,727	$ 10,903	$ 10,711	$ 10,723	$ 10,756	8,968	$ 10,782	$ 10,642	8,876	9,156	9,329	9,345	9,644	9,985	9,905
ICE U.S. Treasury 7-10 Year Bond 1X Inverse Index
Account Value [Line Items]
Accumulated Value			$ 10,000					$ 10,179							$ 10,737							$ 11,206			$ 11,392	$ 11,088	$ 10,904	$ 11,023	$ 10,573	$ 10,254	$ 10,361